Statutory Financial Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Unpaid Loss and Loss Adjustment Expense
Statutory capital and surplus	$ 61.4	$ 48.4
Authorized control level RBC	$ 10.9	$ 13.7